Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Modern Capital Funds Trust
Entity Central Index Key	0001815608
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class A Shares
Shareholder Report [Line Items]
Fund Name	Modern Capital Tactical Income Fund
Class Name	Class A Shares
Trading Symbol	MCTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class A Shares, for the fiscal year ended March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.moderncap.com/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.moderncap.com/
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$108.41	1.05%

Expenses Paid, Amount	$ 108.41
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What factors influence performance?

The Modern Capital Tactical Income Fund Class A shares achieved returns of 6.61% for the year ending March 31, 2025. The Fund outperformed its secondary benchmark, the HFRI Macro Multi-Strategy Index, which returned 6.04%, but underperformed the S&P 500 High Dividend Index, which returned 13.71%. The index's underperformance is largely due to the Modern Capital Tactical Income Fund's portfolio composition, which was tilted towards fixed-income securities rather than equities throughout the year, keeping in line with its income-oriented strategy objectives.

The Fund remained underweight growth and overweight in yield-bearing positions; the tilt towards income-focused closed-end funds and international ADRs generated positive income and allowed for higher distributions back to shareholders. However, it left the Fund exposed to underperformance in growth-led equity rallies. The Fund's strategy was also exposed to rate sensitivity, which led to higher durational investments and REITS contributing negatively to Fund performance. Investments in shorter-duration investments and international ADRs, particularly in emerging markets, provided positive performance and boosted the overall return profile of the Fund.

The Fund was able to capitalize on firming macro factors that boosted credit and fixed income, with lower inflation and higher growth in the United States and developed international economies. As well as the rally in emerging markets, particularly Argentina, where improving economic indicators and fiscal stabilization efforts resulted in tighter credit spreads and FX tailwinds. Much of the Fund's negative contributors stemmed from the high yield sector, as higher leveraged and interest sensitive funds lead to wider discounts as the credit market repriced risk and hurt investor flows.

Performance Attribution

Top Contributing Sectors:	Bottom Contributing Sectors:
Short-Duration Credit	High Yield Credit
Financials	REITs
Emerging Markets Credit

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return (%)
	One Year	Since Inception* (04/05/2021)
Modern Capital Tactical Income Fund - Class A Shares	6.61%	14.23%
Modern Capital Tactical Income Fund - Class A Shares - with 5.00% sales load	1.29%	12.76%
S&P 500 Index**	8.25%	9.98%
S&P 500 High Dividend Index***	13.71%	7.87%
HFRI 500 Macro: Multi-Strategy Index****	6.04%	6.03%

Performance Inception Date	Apr. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 90,443,207
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 440,835
Investment Company, Portfolio Turnover	916.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
Net Assets	$90,443,207
Number of Holdings	75
Annual Portfolio Turnover	916%
Total Advisory Fees Paid	$440,835

Holdings [Text Block]
Top 10 Holdings (% of net assets)

Brookfield Real Assets Income Fund, Inc.	4.37%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.31%
PGIM Short Duration High Yield Opportunities Fund	3.75%
Aberdeen Income Credit Strategies Fund	3.73%
Blackstone Strategic Credit Fund	3.68%
Nuveen Core Plus Impact Fund	3.43%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2.79%
Irsa Inversiones Y Representaciones S.A.	2.58%
Saba Capital Income & Opportunities Fund II	2.29%
Cresud S.A. Comercial Industrial Financiera Y Agropecuaria	2.20%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top 10 Holdings (% of net assets)

Brookfield Real Assets Income Fund, Inc.	4.37%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.31%
PGIM Short Duration High Yield Opportunities Fund	3.75%
Aberdeen Income Credit Strategies Fund	3.73%
Blackstone Strategic Credit Fund	3.68%
Nuveen Core Plus Impact Fund	3.43%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2.79%
Irsa Inversiones Y Representaciones S.A.	2.58%
Saba Capital Income & Opportunities Fund II	2.29%
Cresud S.A. Comercial Industrial Financiera Y Agropecuaria	2.20%

Material Fund Change [Text Block]	How Has The Fund Changed? No material fund changes occurred during the fiscal year ended March 31, 2025.
Summary of Change Legend [Text Block]	No material fund changes occurred during the fiscal year ended March 31, 2025.
Class ADV Shares
Shareholder Report [Line Items]
Fund Name	Modern Capital Tactical Income Fund
Class Name	Class ADV Shares
Trading Symbol	MCTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class ADV Shares, for the fiscal year ended March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.moderncap.com/ or (800) 711-9164.
Additional Information Phone Number	(800) 711-9164
Additional Information Website	https://www.moderncap.com/
Expenses [Text Block]
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class ADV Shares	$106.34	1.03%

Expenses Paid, Amount	$ 106.34
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors influence performance?

Modern Tactical Income Fund Class ADV achieved returns of 6.61% for the year ending March 31, 2025. The Fund outperformed its secondary benchmark, the HFRI Macro Multi-Strategy Index, which returned 6.04%, but underperformed the S&P 500 High Dividend Index, which returned 13.71%. The index's underperformance is largely due to the Modern Capital Tactical Income Fund's portfolio composition, which was tilted towards fixed-income securities rather than equities throughout the year, keeping in line with its income-oriented strategy objectives.

The Fund remained underweight growth and overweight in yield-bearing positions; the tilt towards income-focused closed-end funds and international ADRs generated positive income and allowed for higher distributions back to shareholders. However, it left the Fund exposed to underperformance in growth-led equity rallies. The Fund's strategy was also exposed to rate sensitivity, which led to higher durational investments and REITS contributing negatively to Fund performance. Investments in shorter-duration investments and international ADRs, particularly in emerging markets, provided positive performance and boosted the overall return profile of the Fund.

The Fund was able to capitalize on firming macro factors that boosted credit and fixed income, with lower inflation and higher growth in the United States and developed international economies. As well as the rally in emerging markets, particularly Argentina, where improving economic indicators and fiscal stabilization efforts resulted in tighter credit spreads and FX tailwinds. Much of the Fund's negative contributors stemmed from the high yield sector, as higher leveraged and interest sensitive funds lead to wider discounts as the credit market repriced risk and hurt investor flows.

Performance Attribution

Top Contributing Sectors:	Bottom Contributing Sectors:
Short-Duration Credit	High Yield Credit
Financials	REITs
Emerging Markets Credit

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Return (%)
	One Year	Since Inception* (06/23/2021)
Modern Capital Tactical Income Fund - Class ADV Shares	6.61%	12.19%
S&P 500 Index**	8.25%	10.62%
S&P 500 High Dividend Index***	13.71%	7.10%
HFRI 500 Macro: Multi-Strategy Index****	6.04%	8.04%

Performance Inception Date	Jun. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 90,443,207
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 440,835
Investment Company, Portfolio Turnover	916.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
Net Assets	$90,443,207
Number of Holdings	75
Annual Portfolio Turnover	916%
Total Advisory Fees Paid	$440,835

Holdings [Text Block]
Top 10 Holdings (% of net assets)

Brookfield Real Assets Income Fund, Inc.	4.37%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.31%
PGIM Short Duration High Yield Opportunities Fund	3.75%
Aberdeen Income Credit Strategies Fund	3.73%
Blackstone Strategic Credit Fund	3.68%
Nuveen Core Plus Impact Fund	3.43%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2.79%
Irsa Inversiones Y Representaciones S.A.	2.58%
Saba Capital Income & Opportunities Fund II	2.29%
Cresud S.A. Comercial Industrial Financiera Y Agropecuaria	2.20%
Sector Breakdown (% of net assets)

Largest Holdings [Text Block]
Top 10 Holdings (% of net assets)

Brookfield Real Assets Income Fund, Inc.	4.37%
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.31%
PGIM Short Duration High Yield Opportunities Fund	3.75%
Aberdeen Income Credit Strategies Fund	3.73%
Blackstone Strategic Credit Fund	3.68%
Nuveen Core Plus Impact Fund	3.43%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2.79%
Irsa Inversiones Y Representaciones S.A.	2.58%
Saba Capital Income & Opportunities Fund II	2.29%
Cresud S.A. Comercial Industrial Financiera Y Agropecuaria	2.20%

Material Fund Change [Text Block]	How Has The Fund Changed? No material fund changes occurred during the fiscal year ended March 31, 2025.
Summary of Change Legend [Text Block]	No material fund changes occurred during the fiscal year ended March 31, 2025.